SIGNIFICANT ACCOUNTING POLICIES - Liability for Future Policy Benefit (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability For Future Policy Benefits Assumptions [Line Items]
Traditional Life Interest Rate High End	6.00%
Separate Accounts Disclosure [Abstract]
Gain (Loss) Recognized on Assets Transferred to Separate Account	$ 196	$ (49)	$ 247
Life Insurance Liabilities [Member]
Liability For Future Policy Benefits Assumptions [Line Items]
Traditional Life Interest Rate Low End	3.00%
Annuity Liabilities [Member]
Liability For Future Policy Benefits Assumptions [Line Items]
Annuity Interest Rate Low End	3.00%
Annuity Interest Rate High End	6.00%